Cover	9 Months Ended
Oct. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	THE 4LESS GROUP, INC.
Entity Central Index Key	0001438901
Entity Tax Identification Number	90-1494749
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	106 W. Mayflower
Entity Address, Address Line Two	Las Vegas
Entity Address, City or Town	Nevada 89030
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Jan. 20, 2022